Securities (Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Fair value	$ 3,477		$ 3,513
Dividend income recognized	55	$ 48
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Fair value	3,077		3,170
Dividend income recognized	17	17
Preference shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Fair value	400		$ 343
Dividend income recognized	$ 38	$ 31